Federal Home Loan Bank Advances and Federal Reserve Borrowings (Details Textual) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Federal Home Loan Bank Advances and Federal Reserve Borrowings (Textual) [Abstract]
Advances from the FHLB	$ 126.5
Additional borrowings the FHLB, based upon the mortgage loans and securities	55.5
Additional borrowings from the Federal Reserve Bank based upon the loans	$ 27.7